Other Non Current Liabilities - Summary of Changes in the Fair Value of the Pension Assets Classified as Level 3 Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member]
Balance, beginning of year				$ 1,338	$ 1,561
Actual return on plan assets:
Assets still held at reporting date				72	74
Purchases, sales, issuances and settlements (net)					(297)
Net Plan Net Assets	$ 7,374	$ 7,495	$ 9,286	$ 1,587	$ 1,338